Business Combinations (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of total purchase consideration and the fair values and liabilities at the acquisition
The total purchase consideration and the fair values and liabilities at the acquisition date were as follows.

Consideration
Cash Consideration		$6,909
Promissory Note Consideration		974
Stock Consideration		813
Settlement of Preexisting Relationships		1,158

Fair Value of Total Consideration Transferred		9,854
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$4,527
Accounts receivable	518
Inventory	692
Prepaid expenses and other current assets	632
Property and equipment, net	61

Total identifiable assets acquired	6,430

Accounts payable	490
Accrued expenses and other current liabilities	248

Total liabilities assumed	738

Total identifiable net assets		5,692

Goodwill		$4,162

The total purchase consideration and the fair values and liabilities at the acquisition date were as follows.

Consideration

Cash consideration	$6,909

Promissory note consideration	974

Stock consideration	813

Settlement of preexisting relationships	1,158

Fair Value of Total Consideration Transferred	9,854

Recognized amounts of identifiable assets acquired and liabilities assumed

Cash	$4,527

Accounts receivable	518

Inventory	692

Prepaid expenses and other current assets	632

Property and equipment, net	61

Total identifiable assets acquired	6,430

Accounts payable	490

Accrued expenses and other current liabilities	248

Total liabilities assumed	738

Total identifiable net assets	5,692

Goodwill	$4,162